Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment [Abstract]
Property and Equipment
3. Property and Equipment

Property and equipment is summarized as follows at December 31:

	2009	2010
Leasehold improvements	$72	$75
Machinery and equipment	3,640	4,526
Vending equipment	-	19,169
Racks and display panels	12,389	15,816
Office furniture and equipment	218	225
Software and computer equipment	2,770	3,076
Transportation racks	4,039	4,170
	23,128	47,057
Less accumulated depreciation and amortization	(8,807)	(12,167)
	$14,321	$34,890

Depreciation expense for property and equipment was approximately $2,223, $2,897 and $3,371 in 2008, 2009 and 2010, respectively.